Supplemental cash flow information - Changes in non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in non-cash working capital:
Trade and other receivables	$ 50,442	$ (139,367)
Inventories	19,785	(150,860)
Prepaid expenses	(2,622)	(2,217)
Trade, other payables and accrued liabilities	(46,751)	234,998
Decrease (increase) in non-cash working capital	20,854	(57,446)
Adjustments for items not having a cash effect and working capital changes relating to taxes and interest paid and received	59,283	(31,924)
Changes in non-cash working capital	80,137	(89,370)
These changes relate to the following activities:
Operating	54,122	(83,109)
Financing	1,771	1,350
Investing	24,244	(7,611)
Changes in non-cash working capital	$ 80,137	$ (89,370)